Leases - Lease balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
Right-of-use assets	$ 2,706	$ 2,918	$ 3,278
Lease liabilities, current	390	454	597
Lease liabilities, non-current	3,875	4,233	4,410
Total operating lease liabilities	$ 4,265	$ 4,687	$ 5,007